Shareholder Fees	Jul. 29, 2025 USD ($)
KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
KraneShares Global Humanoid and Embodied Intelligence Index ETF | KraneShares Global Humanoid and Embodied Intelligence Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Bosera MSCI China A 50 Connect Index ETF | KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Asia Pacific High Income USD Bond ETF | KraneShares Asia Pacific High Income USD Bond ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI China A Hedged Index ETF | KraneShares MSCI China A Hedged Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI China Clean Technology Index ETF | KraneShares MSCI China Clean Technology Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares SSE STAR Market 50 Index ETF | KraneShares SSE STAR Market 50 Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Hang Seng TECH Index ETF | KraneShares Hang Seng TECH Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares KWEB Covered Call Strategy ETF | KraneShares KWEB Covered Call Strategy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Global Luxury Index ETF | KraneShares Global Luxury Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Global EM Revenue Leaders Index ETF | KraneShares Global EM Revenue Leaders Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Mount Lucas Managed Futures Index Strategy ETF | KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Global Carbon Strategy ETF | KraneShares Global Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares European Carbon Allowance Strategy ETF | KraneShares European Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares California Carbon Allowance Strategy ETF | KraneShares California Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Eastern US Carbon Strategy ETF | KraneShares Eastern US Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Hedgeye Hedged Equity Index ETF | KraneShares Hedgeye Hedged Equity Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Artificial Intelligence and Technology ETF | KraneShares Artificial Intelligence and Technology ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Sustainable Ultra Short Duration Index ETF | KraneShares Sustainable Ultra Short Duration Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares China Alpha Index ETF | KraneShares China Alpha Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares Man Buyout Beta Index ETF | KraneShares Man Buyout Beta Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Quadratic Deflation ETF | Quadratic Deflation ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 100% KWEB Defined Outcome January 2027 ETF | KraneShares 100% KWEB Defined Outcome January 2027 ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 90% KWEB Defined Outcome January 2027 ETF | KraneShares 90% KWEB Defined Outcome January 2027 ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0